Hedging Instruments - Summary of Effect of Cash Flow Hedges in Consolidated Statements of Operations and Consolidated Statements of Other Comprehensive Income(Loss) (Parenthetical) (Details) - Forward Foreign Currency Contracts - Cash Flow Hedges - USD ($)
$ in Thousands
3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cruise
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Direct costs of cruise, land and onboard	$ (52)	$ 12
Land and Onboard
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Direct costs of cruise, land and onboard	$ (682)	$ 213